As filed with the Securities and Exchange Commission on January 3, 2008
                                     Investment Company Act File Number 811-3522


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                        DAILY TAX FREE INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)

                                 CHRISTINE MANNA
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end:   October 31

Date of reporting period:  October 31, 2007

ITEM 1: REPORT TO STOCKHOLDERS

-------------------------------------------------------------------------------
                                           600 FIFTH AVENUE, NEW YORK, NY 10020
                                                                 (212) 830-5200
DAILY TAX FREE
INCOME FUND, INC.
===============================================================================


Dear Shareholders:


We are pleased to present the annual report of Daily Tax Free Income Fund, Inc. (the "Fund") for the year ended October 31, 2007.

As of October 31, 2007, the Fund had net assets of $87,006,058.

We thank you for your support and look forward to continuing to serve your cash management needs.


Sincerely,


/S/ Steven W. Duff


Steven W. Duff
President





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
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DAILY TAX FREE INCOME FUND, INC.
EXPENSE CHART
FOR THE SIX MONTHS ENDED OCTOBER 31, 2007
(UNAUDITED)
===============================================================================

As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2007 through October 31, 2007.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

-----------------------------------------------------------------------------------------------------------------------
                                     Beginning Account     Ending Account       Expenses Paid          Annualized
            Class A (a)                Value 5/01/07       Value 10/31/07     During the period      Expense Ratio
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
  Actual                                  $1,000.00           $1,014.10             $5.13                1.01%
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before          $1,000.00           $1,020.11             $5.14                1.01%
  expenses)
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
            Class B (a)              Beginning Account     Ending Account       Expenses Paid          Annualized
                                       Value 5/01/07       Value 10/31/07     During the period      Expense Ratio
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
  Actual                                  $1,000.00           $1,015.30             $3.86                0.76%
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before          $1,000.00           $1,021.37             $3.87                0.76%
  expenses)
-----------------------------------------------------------------------------------------------------------------------

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
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===============================================================================



-----------------------------------------------------------------------------------------------------------------------
        Thornburg Shares (a)         Beginning Account     Ending Account   Expenses Paid              Annualized
                                       Value 5/01/07       Value 10/31/07     During the period      Expense Ratio
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
  Actual                                  $1,000.00           $1,014.10             $5.13                1.01%
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before          $1,000.00           $1,020.11             $5.14                1.01%
  expenses)
-----------------------------------------------------------------------------------------------------------------------



(a) Expenses are equal to the Fund's annualized net expense ratios multiplied by the average account value over the period (May 1, 2007 through October 31, 2007), multiplied by 184/365 (to reflect the most recent fiscal half-year).






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
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DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007
===============================================================================


                                                                                                                    Ratings (1)
                                                                                                                  -----------------
    Face                                                                        Maturity   Current       Value            Standard
   Amount                                                                         Date    Coupon (2)   (Note 1)   Moody's  & Poor's
---------                                                                         ----    ----------   --------   -------  --------
Tax Exempt Commercial Paper (2.30%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000   Jacksonville, FL Electric Authority (Electric System)
              Series 2000A                                                       12/06/07     3.53%   $ 2,000,000    VMIG-1   A-1+
-----------                                                                                           -----------
  2,000,000   Total Tax Exempt Commercial Paper                                                         2,000,000
-----------                                                                                           -----------
Tax Exempt General Obligation Notes & Bonds (4.48%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000   Antigo, WI Unified School District TRPN (3)                        11/01/07     3.67%   $ 1,000,000
  2,900,000   Rice Lake, WI Area School District TRPN (3)                        11/01/07     3.61      2,900,000
-----------                                                                                           -----------
  3,900,000   Total Tax Exempt General Obligation Notes & Bonds                                         3,900,000
-----------                                                                                           -----------
Variable Rate Demand Instruments (4) (74.86%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 3,110,000   Alachua County, FL Health Facilities Authority RB
              (Oak Hammock at the University of Florida Project) - Series 2002A
              LOC BNP Paribas                                                    10/01/32     3.58%   $ 3,110,000    VMIG-1
    475,000   Beaver County, PA IDA PCRB
              (First Energy Generation Corp.) - Series B
              LOC Barclays Bank PLC                                              12/01/41     3.28        475,000    VMIG-1   A-1+
  2,850,000   Bowie County, TX IDC (Texarkana Newspaper) - Series 1985
              LOC Bank of New York                                               11/01/25     3.60      2,850,000             A-1+
  3,500,000   Columbia, AL IDA PCRB (Alabama Power) - Series D                   10/01/22     3.64      3,500,000    VMIG-1   A-1
  2,000,000   Connecticut State HEFA (Yale University) - Series V-2              07/01/36     3.50      2,000,000    VMIG-1   A-1+
  2,000,000   Connecticut State HEFA (Yale University) - Series 2003             07/01/37     3.50      2,000,000    VMIG-1   A-1+
  3,000,000   Cook County, IL Capital Improvement GO Bonds - Series 2004E        11/01/33     3.44      3,000,000    VMIG-1   A-1+
  5,000,000   Delaware Valley Regional Finance Authority
              Local Government RB Floater Trust - Series 2006
              Insured by AMBAC Indemnity Corporation                             08/01/28     3.29      5,000,000    VMIG-1
  2,300,000   East Baton Rouge Parish, LA PCRB (Exxon Corporation)               11/01/19     3.52      2,300,000      P-1    A-1+
  1,500,000   Florida HFC Island Club Apts
              Insured by FHLMC                                                   07/01/31     3.44      1,500,000             A-1+
  1,785,000   Franklin County, OH RB
              (The Villas at Saint Therese Project) -Series 1997F
              LOC Fifth Third Bank                                               10/01/22     3.49      1,785,000      P-1    A-1+
  3,700,000   Iowa Higher Education Loan Authority Private College Facility RB
              (University of Dubuque Project) - Series 2007
              LOC Northern Trust                                                 04/01/35     3.58      3,700,000             A-1+
  2,400,000   Jackson County, MS PCRB (Chrevon USA Inc. Project)
              LOC Chevron                                                        06/01/23     3.58      2,400,000      P-1


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The accompanying notes are an integral part of these financial statements.

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===============================================================================


                                                                                                                   Ratings (1)
                                                                                                                  -----------------
    Face                                                                        Maturity   Current       Value            Standard
   Amount                                                                         Date    Coupon (2)   (Note 1)   Moody's  & Poor's
---------                                                                         ----    ----------   --------   -------  --------
Variable Rate Demand Instruments (4)  (continued)
-----------------------------------------------------------------------------------------------------------------------------------
$   750,000   Jacksonville, FL Health Facilities Authority
              (Baptist Medical Center)- Series 2001
              LOC Wachovia Bank                                                  08/15/21     3.55%   $   750,000             A-1+
  4,000,000   Long Island Power Authority, NY Electric System Revenue
              LOC Westdeutche Landesbank                                         05/01/33     3.47      4,000,000    VMIG-1   A-1+
    350,000   Loudoun County, VA IDA RB
              (Howard Hughes Medical institute Project) - Series 2003- C         02/15/38     3.62        350,000    VMIG-1   A-1+
   1,700,000  Lowell Area Schools, MI School Building & Site Bonds
              GO Unlimited Tax - Series 2004 (3)                                 05/01/29     3.47      1,700,000
   2,406,000  Marion County, FL IDA
              (Chambrel at  PineCastle Project) - Series 2002
              Guaranteed by Federal National Mortgage Association                11/15/32     3.44      2,406,000             A-1
   2,000,000  Massachusetts State HEFA RB (Harvard University) - Series R        11/01/49     3.36      2,000,000    VMIG-1   A-1+
  4,000,000   Metropolitan Transportation Authority, NY Transportation  RB
              Series 2005 Subseries E2
              LOC Fortis Bank S.A./N.V.                                          11/01/35     3.39      4,000,000    VMIG-1   A-1+
  1,000,000   New York City, NY GO Fiscal 2006 Sub-series H-2
              LOC Dexia CLF                                                      01/01/36     3.47      1,000,000    VMIG-1   A-1+
  3,500,000   New York State Dormatory Authority RB
              Insured by FHA                                                     08/15/25     3.25      3,500,000             A-1
  1,000,000   Palm Beach County, FL RB (Raymond F. Kravis Center Project)
              LOC Northern Trust Bank                                            07/01/32     3.40      1,000,000    VMIG-1
  2,920,000   Sarasota County, FL Continuing Care Retirement Community RB
              (Glenridge Palmer Project) - Series 2006
              LOC Bank of Scotland                                               06/01/36     3.58      2,920,000    VMIG-1
  1,000,000   St. Lucie County, FL PCRB
              (Florida Power & Light Co. Project)                                09/01/28     3.60      1,000,000    VMIG-1   A-1+
    100,000   Tulsa, OK IDA IDRB (Indian Health Care Project)
              LOC JPMorganChase Bank, N.A.                                       06/01/14     3.68        100,000    VMIG-1   A-1+
  4,800,000   University of North Carolina COPs
              (Chapel Hill Foundation Project) -  Series 1989
              LOC Bank of America                                                10/01/09     3.23      4,800,000    VMIG-1
  1,985,000   Wisconsin Public Power Inc.
              Power Supply System  RB- Series Putters - Series 1150
              Insured by AMBAC Indemnity Corporation                             07/01/13     3.49      1,985,000    VMIG-1
-----------                                                                                           -----------
 65,131,000   Total Variable Rate Demand Instruments                                                   65,131,000
-----------                                                                                           -----------

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The accompanying notes are an integral part of these financial statements.

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DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2007
===============================================================================

                                                                                                                  Ratings (1)
                                                                                                                  -----------------
    Face                                                                        Maturity   Current       Value            Standard
   Amount                                                                         Date    Coupon (2)   (Note 1)   Moody's  & Poor's
---------                                                                         ----    ----------   --------   -------  --------
Variable Rate Demand Instruments - Private Placements (4)  (17.53%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 3,079,000   Anaheim, CA MHRB
              (West Anaheim Royale Project) - Series 1985C
              LOC Union Bank of California                                       12/01/15     4.50% $   3,079,000      P-1    A-1
  2,104,000   Anaheim, CA (West Anaheim Convalescent Home)
              LOC Union Bank of California                                       12/01/15     4.50      2,104,000      P-1    A-1
  3,058,000   Culver City, CA RDRB (Culver City Royale Project) - Series 1985
              LOC Union Bank of California                                       12/01/15     4.50      3,058,000      P-1    A-1
  1,500,000   Harford County, MD EDRB
              (Harrigan Roller Company, Inc. Project) - Series 1984
              LOC Dresdner Bank, A.G.                                            12/28/14     4.65      1,500,000      P-1    A-1
  3,895,000   Howard County, MD RB
              (The Bluffs & Hawthorne Apartment Facility) - Series 1995
              LOC Manufacturers & Traders Trust Company                          12/01/20     3.48      3,895,000      P-1    A-1
  1,615,600   West Jordan, UT IDRB
              (The Lynn Partnership Nursing Home Project) - Series 1985
              LOC Bank of America, N.A.                                          07/01/15     5.04      1,615,600      P-1    A-1+
-----------                                                                                         -------------
 15,251,600   Total Variable Rate Demand Instruments - Private Placements                              15,251,600
-----------                                                                                         -------------
              Total Investments (99.17%) (cost $86,282,600+)                                           86,282,600
              Cash and other assets, net of liabilities (0.83%)                                           723,458
                                                                                                    -------------
              Net Assets (100.00%)                                                                  $  87,006,058
                                                                                                    =============
              +   Aggregate cost for federal income tax purposes is identical.


-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

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===============================================================================

FOOTNOTES:

(1) Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers may have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(2) The interest rate shown reflects the security's current coupon, unless yield is available.

(3) Securities that are not rated that the Adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(4) Securities payable on demand at par including accrued interest (usually with seven days notice) and, if indicated unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.


KEY:
     COP       =  Certificates of Participation                 IDC       =  Industrial Development Corporation
     EDRB      =  Economic Development Revenue Bond             IDRB      =  Industrial Development Revenue Bond
     HEFA      =  Health and Education Facilities Authority     LOC       =  Letter of Credit
     HFC       =  Housing Finance Commission                    MHRB      =  Multi-Family Housing Revenue Bond
     FHA       =  Federal Housing Authority                     PCRB      =  Pollution Control Revenue Bond
     GO        =  General Obligation                            RB        =  Revenue Bond
     IDA       =  Industrial Development Authority              RDRB      =  Residential Development Revenue Bond
                                                                TRPN      =  Tax and Revenue Promissory Notes


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The accompanying notes are an integral part of these financial statements.

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DAILY TAX FREE INCOME FUND, INC.
BREAKDOWN OF PORTFOLIO HOLDINGS BY STATE
OCTOBER 31, 2007
===============================================================================

------------------------- ---------------------------- -------------------------------
         States                      Value                     % of Portfolio
------------------------- ---------------------------- -------------------------------
Alabama                           $   3,500,000                      4.06%
California                            8,241,000                      9.55
Connecticut                           4,000,000                      4.64
Florida                              14,686,000                     17.02
Illinois                              3,000,000                      3.48
Iowa                                  3,700,000                      4.29
Louisiana                             2,300,000                      2.67
Maryland                              5,395,000                      6.25
Massachusetts                         2,000,000                      2.32
Michigan                              1,700,000                      1.97
Mississippi                           2,400,000                      2.78
New York                             12,500,000                     14.49
North Carolina                        4,800,000                      5.56
Ohio                                  1,785,000                      2.07
Oklahoma                                100,000                      0.12
Pennsylvania                          5,475,000                      6.34
Texas                                 2,850,000                      3.30
Utah                                  1,615,600                      1.87
Virginia                                350,000                      0.40
Wisconsin                             5,885,000                      6.82
------------------------- ---------------------------- -------------------------------
Total                             $  86,282,600                   100.00%
------------------------- ---------------------------- -------------------------------



-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

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DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2007
===============================================================================


ASSETS
   Investments in securities, at amortized cost (Note 1)..............................        $    86,282,600
   Cash ..............................................................................                512,389
   Accrued interest receivable........................................................                489,763
   Other receivables..................................................................                     85
                                                                                              ---------------
      Total assets....................................................................             87,284,837
                                                                                              ---------------

LIABILITIES
   Payable to affiliates*.............................................................                 49,655
   Accrued expenses...................................................................                116,436
   Dividends payable..................................................................                112,688
                                                                                              ---------------
      Total liabilities...............................................................                278,779
                                                                                              ---------------
   Net assets.........................................................................        $    87,006,058
                                                                                              ===============

SOURCE OF NET ASSETS
   Net capital paid in on shares of capital stock (Note 4)............................        $    87,022,759
   Accumulated net realized loss......................................................                (16,701)
                                                                                              ---------------
   Net assets.........................................................................        $    87,006,058
                                                                                              ===============

Net asset value, per share (Note 4):

  Class Name                                        Net Assets          Shares Outstanding       Net Asset Value
  ----------                                        ----------          ------------------       ---------------
  Class A Shares............................        $26,806,392             26,863,025                 $1.00
  Class B Shares............................        $45,130,534             45,225,879                 $1.00
  Thornburg Shares..........................        $15,069,132             15,100,968                 $1.00



* Includes fees payable to Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

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DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2007
===============================================================================


INVESTMENT INCOME
Income:
    Interest................................................................................  $     9,327,163
                                                                                              ---------------
Expenses: (Note 2)
    Investment management fee...............................................................          816,983
    Administration fee......................................................................          406,877
    Distribution fee (First Southwest shares)...............................................          106,705
    Shareholder servicing fee (Class A shares)..............................................          153,028
    Shareholder servicing fee (Thornburg shares)............................................           37,745
    Shareholder servicing fee (First Southwest shares)......................................          106,705
    Custodian expenses......................................................................           20,657
    Shareholder servicing and related shareholder expenses+.................................          157,424
    Legal, compliance and filing fees.......................................................          327,345
    Audit and accounting....................................................................          141,592
    Directors' fees and expenses............................................................           20,334
    Other Expenses..........................................................................           15,437
                                                                                              ---------------
       Total expenses.......................................................................        2,310,832
              Expenses paid indirectly......................................................           (7,010)
              Fees waived...................................................................          (83,069)
                                                                                              ---------------
       Net expenses.........................................................................        2,220,753
                                                                                              ---------------
Net investment income.......................................................................        7,106,410

REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments.....................................................           (2,234)
                                                                                              ---------------
Increase in net assets from operations......................................................  $     7,104,176
                                                                                              ===============

+ Includes class specific transfer agency expenses of $33,388, $66,194 and $7,556 for Class A, Class B and Thornburg shares, respectively.


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The accompanying notes are an integral part of these financial statements.

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DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED OCTOBER 31, 2007 AND 2006
===============================================================================


                                                                           2007                      2006
                                                                    ----------------          ----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net investment income.........................................  $      7,106,410          $      9,169,442
    Net realized gain (loss) on investments.......................            (2,234)                  -0-
                                                                    ----------------          ----------------
    Increase in net assets from operations........................         7,104,176                 9,169,442
Dividends to shareholders from net investment income: *
    Class A shares................................................        (1,656,931)               (2,180,201)
    Class B shares................................................       ( 3,896,647)               (5,400,025)
    Thornburg shares..............................................          (412,205)                 (318,269)
    First Southwest shares........................................        (1,140,627)               (1,270,947)
                                                                    ----------------          ----------------
    Total dividend to shareholders................................        (7,106,410)               (9,169,442)
                                                                    ----------------          ----------------
Capital share transactions (Note 4):
    Class A shares................................................       (64,688,486)              (20,617,359)
    Class B shares................................................      (172,476,233)               27,624,996
    Thornburg shares..............................................         2,017,293                 2,658,348
    First Southwest shares........................................       (43,573,655)              (23,191,523)
                                                                    ----------------          ----------------
    Total capital share transactions..............................      (278,721,081)              (13,525,538)
                                                                    ----------------          ----------------
        Total increase (decrease).................................      (278,723,315)              (13,525,538)
Net assets:
    Beginning of year.............................................       365,729,373               379,254,911
                                                                    ----------------          ----------------
    End of year...................................................  $     87,006,058          $    365,729,373
                                                                    ================          ================
Undistributed net investment income...............................  $        -0-              $        -0-
                                                                    ================          ================

*   Designated as exempt-interest dividends for federal income tax purposes.


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The accompanying notes are an integral part of these financial statements.

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DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS

===============================================================================

-------------------------------------------------------------------------------

1. Summary of Accounting Policies

Daily Tax Free Income Fund, Inc. is a diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short term, tax exempt money market fund. The Fund has four classes of stock authorized, Class A, Class B, Thornburg shares and First Southwest Tax Free Income Fund shares (First Southwest shares). The Class A shares, Thornburg shares and First Southwest shares are subject to a service fee pursuant to Shareholder Servicing Agreements. The First Southwest shares are subject to an additional fee pursuant to a Distribution Agreement. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and certain administrative and legal expenses. Class specific expenses of the Fund were limited to distribution fees, servicing fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. First Southwest shares commenced on August 5, 2002 and fully liquidated on August 20, 2007. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

    a) Valuation of Securities -
     Investments are valued at amortized cost which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount is accreted or premium is amortized on a constant basis to the maturity of the instrument. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

    b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable (if any) income to its shareholders. Therefore, no provision for federal income tax is required.

    c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

    d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

    e) Representations and Indemnifications -
     In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

    f) General -
     Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount and amortization of premiums, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------



===============================================================================

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management LLC (the "Manager") at an annual rate of ..325% of the Fund's average daily net assets up to $750 million plus .30% of such assets in excess of $750 million.

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets up to $1.25 billion, plus .20% of such assets in excess of $1.25 billion but not in excess of $1.5 billion, plus .19% of such assets in excess of $1.5 billion.

Pursuant to a Distribution and Service Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor"), an affiliate of the Manager, have entered into a Distribution Agreement and a Shareholder Servicing Agreement, with respect to the Class A, the Thornburg shares and the First Southwest shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund, a service fee equal to .25% of the Fund's average daily net assets with respect only to the Class A, the Thornburg shares and the First Southwest shares. In addition, for its services under the Distribution Agreement, the Distributor receives from the First Southwest Class of shares, a distribution fee equal to .25% of the Class's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution and Service Plans.

For the year ended October 31, 2007, the following fees were voluntarily waived by the Distributor and Transfer Agent:

      Distribution fee - First Southwest Shares     $   72,559
      Shareholder Servicing fee - Class A Shares         2,792
      Transfer agency fee - Class A Shares               7,718
                                                    ----------
      Total fees waived                             $   83,069
                                                    ==========

The Distributor and Transfer Agent have no right to recoup prior waivers.

Prior to January 1, 2007, fees were paid to Directors who were unaffiliated with the Manager on the basis of $6,000 per annum plus $850 per meeting attended (there were five scheduled Board Meetings each year). In addition, the Audit Committee Chairman received an aggregate payment of $1,000 per quarter allocated among the funds of the Reich & Tang Complex on whose Audit Committee he served and each member of the Audit Committee received an aggregate payment of $750 per Audit Committee meeting attended allocated among the funds of the Reich & Tang Complex. The Lead Independent Director received an additional annual fee of $8,000 and the Deputy Lead Director received an additional annual fee of $4,000, both fees were paid quarterly and allocated among the funds of the Reich & Tang Complex. Effective January 1, 2007, the Directors of the Fund not affiliated with the Manager are paid a fee that is to be allocated among multiple funds, as defined below. Each Independent Director receives an annual retainer of $50,000 and a fee of $3,000 for each Board of Directors meeting attended. Each independent Director also receives a fee of up to $1,500 at the discretion of the Lead Director for telephonic Board meetings and committee meetings that are not held on the same day as board meeting. In addition, the Lead Independent Director receives an additional annual fee of $12,000, payable quarterly and the Audit Committee Chairman receives an additional annual fee of $8,000, payable quarterly. Each Independent Director is reimbursed for all out-of-pocket expenses relating to attendance at such meetings. The fees noted above are allocated at the discretion of the Manager among the Fund, California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Daily Income Fund, Florida Daily Municipal Income Fund, New Jersey Daily Municipal Income Fund, Inc., and Short Term Income Fund, Inc.


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

===============================================================================

2. Investment Management Fees and Other Transactions with Affiliates (Continued)

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees pursuant to the Transfer Agency Agreement between Reich & Tang and the Fund. Reich & Tang Services, Inc., an affiliate of the Manager, as transfer agent and dividend agent, receives a fee of $17.40 per account per year or a minimum of 0.05% of the monthly average net assets of the Class A, Class B and Thornburg Shares of the Fund. For the year ended October 31, 2007 these fees after waivers amounted to:

                                                 Amount                 %
                                                 ------                ---
 Class A shares.............................     $22,888              .04%
 Class B Shares.............................      66,478              .05%
 Thornburg Shares...........................       7,556              .05%
                                                 -------
 Total Transfer Agency Fees.................     $96,922
                                                 =======

3. Compensating Balance Arrangement and Other Transactions
Reich & Tang and the Bank of New York have entered into a compensating balance arrangement, effective November 1, 2006, with the Daily Tax Free Income Fund, Inc., which would allow the Fund to compensate the Bank for any overdrafts by maintaining a positive cash balance the next day. Conversely, on any day the Fund maintains a positive balance it will be allowed to overdraw the account as compensation. In both cases the Federal Reserve requirements, currently 10%, will be assessed. Therefore, all overdrafts must be compensated at 100% of the total and all positive balances will allow for an overdraft of 90% of the total. On October 31, 2007 the cash balance was $500,185.

For the year ended October 31, 2007, the breakdown of expenses paid indirectly by the Fund were as follows:

   Custodian expenses.....................................   $7,010

4. Capital Stock

At October 31, 2007, 20,000,000,000 shares of $.001 par value stock were authorized. Transactions, all at $1.00 per share, were as follows:


                                                      Year                                Year
                                                      Ended                              Ended
Class A shares                                  October 31, 2007                    October 31, 2006
--------------                                  ----------------                    ----------------
Sold......................................          331,405,663                        435,110,820
Issued on reinvestment of dividends.......            1,499,089                          1,953,477
Redeemed..................................         (397,593,238)                      (457,681,656)
                                                ---------------                     --------------
Net increase (decrease)...................          (64,688,486)                       (20,617,359)
                                                ===============                     ==============
Class B shares
--------------
Sold......................................          756,286,016                        866,929,583
Issued on reinvestment of dividends.......            3,668,486                          4,394,624
Redeemed..................................         (932,430,735)                      (843,699,211)
                                                ---------------                     --------------
Net increase (decrease)...................         (172,476,233)                        27,624,996
                                                ===============                     ==============


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------



===============================================================================


4. Capital Stock (Continued)

                                                      Year                               Year
                                                      Ended                             Ended
Thornburg shares                                October 31, 2007                   October 31, 2006
----------------                                ----------------                   ----------------
Sold......................................           56,597,351                         41,017,815
Issued on reinvestment of dividends.......              410,395                            310,620
Redeemed..................................          (54,990,453)                       (38,670,087)
                                                ---------------                    ---------------
Net increase (decrease)...................            2,017,293                          2,658,348
                                                ===============                    ===============
First Southwest shares
Sold......................................          162,395,244                        175,033,642
Issued on reinvestment of dividends.......            1,140,420                          1,270,927
Redeemed..................................         (207,109,319)                      (199,496,092)
                                                ---------------                    ---------------
Net increase (decrease)...................          (43,573,655)                       (23,191,523)
                                                ===============                    ===============


5. Tax Information
The tax character of all dividends paid during the years ended October 31, 2007 and 2006 were tax exempt income.

At October 31, 2007, the Fund had unused capital loss carry forwards of $16,701, available for Federal income tax purposes to be applied against future gains, if any. If not applied against future gains, such losses expire in varying amounts through October 31, 2015.

At October 31, 2007, the Fund had no distributable earnings.

6. Subsequent Event
On November 5, 2007, a meeting of the shareholders convened to approve the merger of Daily Tax Free Income Fund, Inc. into Daily Income Fund, an affiliated fund also managed by Reich & Tang Asset Management, LLC. The vote was passed and the merger became effective on November 19, 2007.




-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

===============================================================================

7. Financial Highlights

                                                                           Years Ended August 31,
                                                         --------------------------------------------------------------------------
Class A shares                                             2007           2006           2005              2004             2003
--------------                                             ----           ----           ----              ----             ----
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year.................    $  1.00        $  1.00        $   1.00          $    1.00        $  1.00
                                                       --------       ---------      ---------          --------         -------
Income from investment operations:
        Net investment income......................       0.027          0.022           0.012              0.002          0.002
        Net realized and unrealized gain (loss)....
        on investments.............................       0.000          0.000           0.000               --            0.000
                                                        --------       --------       --------           --------        -------
    Total from investment operations...............       0.027          0.022           0.012              0.002          0.002
                                                        --------       --------       --------           --------        -------
Less distributions from:
    Dividends from net investment income...........      (0.027)        (0.022)         (0.012)            (0.002)        (0.002)
    Net realized gains on investments                      --             --              --                 --             --
                                                       --------       --------        --------           --------        -------
    Total Distributions                                  (0.027)        (0.022)         (0.012)            (0.002)        (0.002)
                                                       --------        --------       --------          ---------        --------
Net asset value, end of year                           $  1.00         $  1.00       $   1.00           $   1.00        $  1.00
                                                       ========        =======        ========           =========        =========
Total Return                                              2.76%           2.38%          1.19%              0.22%          0.25%

Ratios/Supplemental Data
Net assets, end of year (000's).....................   $ 26,806       $ 91,506       $  112,115          $ 109,120      $ 109,926
Ratios to average net assets:
        Expenses (net of fees waived) (a)...........      1.01%           1.01%          1.01%              1.00%          1.00%
        Net investment income.......................      2.71%           2.34%          1.17%              0.22%          0.25%
        Administration Fees Waived..................       --             0.08%           --                 --             --
        Expenses paid indirectly....................      0.00%            --            0.00%              0.00%          0.00%
        Shareholder servicing fees waived...........      0.00%            --             --                0.02%          0.04%
        Transfer Agency fees waived.................      0.01%           0.01%           --                 --             --





(a)  Includes expenses paid indirectly if applicable.



-------------------------------------------------------------------------------



===============================================================================


7. Financial Highlights (Continued)
                                                                              Years Ended August 31,
                                                         --------------------------------------------------------------------------
Class B shares                                             2007           2006           2005              2004             2003
--------------                                             ----           ----           ----              ----             ----
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year.................    $  1.00        $  1.00        $   1.00          $    1.00        $  1.00
                                                       --------       ---------      ---------          --------         -------
Income from investment operations:
        Net investment income......................       0.030          0.026           0.014              0.005          0.005
        Net realized and unrealized gain (loss)....
        on investments.............................       0.000           --             0.000               --            0.000
                                                        --------       --------       --------           --------        -------
    Total from investment operations...............       0.030          0.026           0.014              0.005          0.005
                                                        --------       --------       --------           --------        -------
Less distributions from:
    Dividends from net investment income...........      (0.030)        (0.026)         (0.014)            (0.005)        (0.005)
    Net realized gains on investments                      --             --              --                 --             --
                                                       --------       --------        --------           --------        -------
    Total Distributions                                  (0.030)        (0.026)         (0.014)            (0.005)        (0.005)
                                                       --------        --------       --------          ---------        --------
Net asset value, end of year                           $  1.00         $  1.00       $   1.00           $   1.00        $  1.00
                                                       ========        =======        ========          =========        =========
Total Return                                              3.01%           2.63%          1.44%              0.47%          0.49%

Ratios/Supplemental Data
Net assets, end of year (000's).....................   $ 45,131       $ 217,594      $ 189,986          $ 223,736       $ 275,687
Ratios to average net assets:
        Expenses net of fees waived (a).............      0.76%           0.77%          0.77%              0.75%          0.75%
        Net investment income.......................      2.94%           2.59%          1.40%              0.46%          0.49%
        Administration Fees Waived..................       --             0.08%           --                 --             --
        Expenses paid indirectly....................      0.00%            --            0.00%              0.00%          0.00%






(a)  Includes expenses paid indirectly if applicable.



-------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

===============================================================================

7. Financial Highlights (Continued)


                                                                           Years Ended August 31,
                                                         --------------------------------------------------------------------------
Thornburg shares                                          2007           2006           2005              2004             2003
----------------                                          ----           ----           ----              ----             ----
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year.................    $  1.00        $  1.00        $   1.00          $    1.00        $  1.00
                                                       --------       ---------      ---------          --------         -------
Income from investment operations:
        Net investment income......................       0.027          0.023           0.012              0.002          0.002
        Net realized and unrealized gain (loss)....
        on investments.............................       0.000           --             0.000               --            0.000
                                                        --------       --------       --------           --------        -------
    Total from investment operations...............       0.027          0.023           0.012              0.002          0.002
                                                        --------       --------       --------           --------        -------
Less distributions from:
    Dividends from net investment income...........      (0.027)        (0.023)         (0.012)            (0.002)        (0.002)
    Net realized gains on investments                      --             --              --                 --             --
                                                       --------       --------        --------           --------        -------
    Total Distributions                                  (0.027)        (0.023)         (0.012)            (0.002)        (0.002)
                                                       --------        --------       --------          ---------        --------
Net asset value, end of year                           $  1.00         $  1.00       $   1.00           $   1.00        $  1.00
                                                       ========        =======        ========          =========        ========
Total Return                                              2.76%           2.38%          1.19%              0.22%          0.25%

Ratios/Supplemental Data
Net assets, end of year (000's).....................   $ 15,069       $ 13,077       $  10,420          $   9,213       $ 11,572
Ratios to average net assets:
        Expenses (net of fees waived) (a)...........      1.01%           1.01%          1.01%              1.00%          1.00%
        Net investment income.......................      2.73%           2.37%          1.17%              0.22%          0.25%
        Administration Fees Waived..................       --             0.08%           --                 --             --
        Expenses paid indirectly....................      0.00%            --            0.00%              0.00%          0.00%
        Shareholder servicing fees waived...........       --              --             --                0.02%          0.04%


(a)  Includes expenses paid indirectly if applicable.


-------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

===============================================================================


To The Board of Directors and Shareholders of
Daily Tax Free Income Fund, Inc.


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Daily Tax Free Income Fund, Inc. (the "Fund") at October 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of five years in the periods then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2007 by correspondence with the custodian, provide a reasonable basis for our opinion.


As discussed in Note 6, subsequent to October 31, 2007, the Fund was merged into another fund, also managed by Reich & Tang Asset Management, LLC.


PricewaterhouseCoopers LLP
New York, New York
December 17, 2007


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
SPECIAL MEETING OF SHAREHOLDERS, NOVEMBER 5, 2007
(UNAUDITED)
===============================================================================


A Special Meeting of Shareholders of the Fund was held at the Fund's office, 600 Fifth Avenue, New York, New York, on November 5, 2007. The purpose of the meeting was to approve the agreement and plan of reorganization and liquidation between the Daily Tax Free Income Fund, Inc. and the Daily Income Fund. No other business was transacted at the meeting.

The results of the proxy of shares of stock ("shares") of the Daily Tax Free Income Fund, Inc. are as follows:

To approve the reorganization and liquidation:

                                              Shares                       % of                       % of
     Class A shares                            Voted                Outstanding Shares            Shares Voted
-----------------------------------------------------------------------------------------------------------------------------------
         For                               15,007,503.260                  71.91%                     98.55%
         Against                               16,413.100                   0.08%                      0.11%
         Abstain                              204,460.890                   0.98%                      1.34%

                                              Shares                       % of                       % of
     Class B Shares                            Voted                Outstanding Shares            Shares Voted
-----------------------------------------------------------------------------------------------------------------------------------

         For                               34,369,982.210                  81.13%                     97.62%
         Against                              605,738.900                   1.43%                      1.72%
         Abstain                              232,138.560                   0.55%                      0.66%

                                              Shares                       % of                       % of
     Thornburg Class                           Voted                Outstanding Shares            Shares Voted
-----------------------------------------------------------------------------------------------------------------------------------

         For                                9,639,516.610                  50.01%                     98.39%
         Against                               68,341.800                   0.35%                      0.70%
         Abstain                               89,772.510                   0.47%                      0.91%





-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)
===============================================================================

ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http//www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12-month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http//www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.





-------------------------------------------------------------------------------

-------------------------------------------------------------------------------



===============================================================================


                                                  Directors and Officers Information
                                                          October 31, 2007(1)
--------------------- ----------- ---------------- ------------------------------------- -------------------- ------------

--------------------  Position(s) Term of Office         Principal Occupation(s)              Number of           Other
 Name, Address(2),    Held with    and Length of               During Past                  Portfolios in     Directorships
      and Age            Fund     Time Served(3)                 5 Years                    Fund Complex         held by
                                                                                             Overseen by        Director
                                                                                              Director
--------------------- ----------- ---------------- ------------------------------------- -------------------- ------------
------------------------- ------- ---------------- ------------------------------------- -------------------- ------------
Disinterested Directors:
------------------------- ------- ---------------- ------------------------------------- -------------------- ------------
--------------------- ----------- ---------------- ------------------------------------- -------------------- ------------
Edward A. Kuczmarski,  Director     Since 2006     Certified Public Accountant and       Director/Trustee     Trustee of
Age 57                                             Partner of Hays and Company LLP       of fourteen          the Empire
                                                   since 1980.                           portfolios             Builder
                                                                                                               Tax Free
                                                                                                               Bond Fund
                                                                                                                  and
                                                                                                               Director
                                                                                                                of ISI
                                                                                                                 Funds
--------------------- ----------- ---------------- ------------------------------------- -------------------- ------------
--------------------- ----------- ---------------- ------------------------------------- -------------------- ------------
Dr. W. Giles Mellon,   Director     Since 1982     Professor Emeritus of Business        Director/Trustee         N/A
Age 76                                             Administration in the Graduate        of thirteen
                                                   School of Management, Rutgers         portfolios
                                                   University with which he has been
                                                   associated with since 1966.
--------------------- ----------- ---------------- ------------------------------------- -------------------- ------------
--------------------- ----------- ---------------- ------------------------------------- -------------------- ------------
Robert Straniere,      Director     Since 1983     Owner, Straniere Law Firm since 1980, Director/Trustee      Director
Esq., Age 66                                       NYS Assemblyman from 1981 to 2004     of thirteen           of Sparx
                                                   Partner, Hantor-Davidoff law firm     portfolios           Japan Funds
                                                   since May, 2006. Partner, Gotham
                                                   Global Group since June, 2005.
                                                   President, NYC Hot Dog Co., since
                                                   November, 2005. Partner, Gotham
                                                   Strategies since May 2005. Counsel at
                                                   Fisher & Fisher from 1995 to 2006.
--------------------- ----------- ---------------- ------------------------------------- -------------------- ------------
--------------------- ----------- ---------------- ------------------------------------- -------------------- ------------
Dr. Yung Wong,         Director     Since 1982     Managing Director of Abacus           Director/Trustee         N/A
Age 68                                             Associates, an investment firm,       of thirteen
                                                   since 1996.                           portfolios
--------------------- ----------- ---------------- ------------------------------------- -------------------- ------------



-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)
===============================================================================


                                            Directors and Officers Information (continued)
                                                          October 31, 2007(1)
------------------- ------------- --------------- --------------------------------------- ------------------- ------------

------------------  Position(s)   Term of Office         Principal Occupation(s)               Number of          Other
Name, Address(2),    Held with    and Length of                During Past                   Portfolios in    Directorships
     and Age            Fund      Time Served(3)                 5 Years                      Fund Complex       held by
                                                                                          Overseen by Director  Director
------------------- ------------- --------------- --------------------------------------- ------------------- ------------
--------------------------- ----- --------------- --------------------------------------- ------------------- ------------
Interested Directors/Officers:
------------------- ------------- --------------- --------------------------------------- ------------------- ------------
Steven W. Duff,      President      Since 1994    Manager and President of Reich &        Director/Trustee       None
Age 53                  and                       Tang Asset Management, LLC ("RTAM,      and/or Officer of
                    Director(4)                   LLC"), a registered Investment          sixteen portfolios
                                                  Advisor and President of the Mutual
                                                  Funds Division of RTAM, LLC.
                                                  Associated with RTAM, LLC since
                                                  1994.  Mr. Duff is also President
                                                  and Director/Trustee of eight other
                                                  funds in the Reich & Tang Fund
                                                  Complex, Director of Pax World Money
                                                  Market Fund, Inc., Principal
                                                  Executive Officer of Delafield Fund,
                                                  Inc. and President and Chief
                                                  Executive Officer of Tax Exempt
                                                  Proceeds Fund, Inc.  Mr. Duff also
                                                  serves as a Director of Reich & Tang
                                                  Services, Inc. and Reich & Tang
                                                  Distributors, Inc.
------------------- ------------- --------------- --------------------------------------- ------------------- ------------
------------------- ------------- --------------- --------------------------------------- ------------------- ------------
Christopher            Chief        Since 2007    Vice President, Chief Compliance               N/A              N/A
Brancazio,           Compliance                   Officer and AML Officer of the Mutual
Age 42                Officer                     Funds division of RTAM, LLC since
                                                  September 2007. Mr. Brancazio is also
                                                  Chief Compliance Officer of eleven
                                                  other funds in the Reich & Tang Fund
                                                  Complex.  From February 2007 to August
                                                  2007, Mr. Brancazio was a Compliance
                                                  Officer at Bank of New York Asset
                                                  Management.  From March 2002 to
                                                  February 2007 Mr. Brancazio served as
                                                  Vice President, Chief Compliance
                                                  Officer, and AML Officer of Traine
                                                  Wortham & Co. Inc., and the Trainer
                                                  Wortham Mutual Funds.  Mr. Brancazio
                                                  also serves as Vice President, Chief
                                                  Compliance Officer and AML Officer of
                                                  Reich & Tang Services, Inc. and Reich
                                                  & Tang Distributors, Inc.
------------------- ------------- --------------- --------------------------------------- ------------------- ------------


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)
===============================================================================


                                            Directors and Officers Information (continued)
                                                          October 31, 2007(1)
------------------- ------------- ---------------- --------------------------------------- ------------------ ------------

------------------  Position(s)   Term of Office          Principal Occupation(s)              Number of          Other
Name, Address(2),    Held with     and Length of                During Past                  Portfolios in    Directorships
     and Age            Fund      Time Served(3)                  5 Years                    Fund Complex        held by
                                                                                              Overseen by       Director
                                                                                               Director
------------------- ------------- ---------------- --------------------------------------- ------------------ ------------
-------------------------------------- ----------- ---------------- ----------------- ---------------- -------------------

Interested Directors/Officers (Continued):
------------------- ------------- ---------------- --------------------------------------- ------------------ ------------
Richard De Sanctis,     Vice        Since 2005     Executive Vice President and Chief             N/A             N/A
Age 51               President                     Financial Officer of RTAM LLC.
                                   1992 to 2004    Associated with RTAM, LLC since
                     Treasurer                     1990.  Mr. De Sanctis is Vice
                        and                        President of ten other funds in the
                     Assistant                     Reich & Tang Fund Complex, Vice
                     Secretary                     President and Assistant Secretary of
                                                   Cortland Trust, Inc. and serves as
                                                   Executive Vice President and Chief
                                                   Financial Officer of Reich & Tang
                                                   Services, Inc. and Reich & Tang
                                                   Distributors, Inc.  Prior to December
                                                   2004, Mr. De Sanctis was Treasurer
                                                   and Assistant Secretary of eleven
                                                   funds in the Reich & Tang Fund
                                                   Complex and Vice President, Treasurer
                                                   and Assistant Secretary of Cortland
                                                   Trust, Inc.
------------------- ------------- ---------------- --------------------------------------- ------------------ ------------
------------------- ------------- ---------------- --------------------------------------- ------------------ ------------
Michael Lydon,          Vice        Since 2005     Executive Vice President and Chief             N/A             N/A
Age 44               President                     Operations Officer of RTAM, LLC.
                                                   Associated with RTAM, LLC since
                                                   January 2005.  Mr. Lydon was Vice
                                                   President at Automatic Data Processing
                                                   from July 2000 to December 2004.
                                                   Prior to July 2000, Mr. Lydon was
                                                   Executive Vice President and Chief
                                                   Information Officer of RTAM, LLC.
                                                   Mr. Lydon is also Vice President of
                                                   eleven other funds in the Reich & Tang
                                                   Fund Complex.  Mr. Lydon also serves
                                                   as Executive Vice President and Chief
                                                   Operations Officer for Reich & Tang
                                                   Distributors, Inc. and Reich & Tang
                                                   Services, Inc.
------------------- ------------- ---------------- --------------------------------------- ------------------ ------------
------------------- ------------- ---------------- --------------------------------------- ------------------ ------------
Christine Manna,     Secretary      Since 2007     Vice President of the Manager. Ms.             N/A             N/A
Age 37                                             Manna is also Secretary of eleven
                                                   other funds in the Reich & Tang
                                                   Complex. Ms. Manna has been associated
                                                   with the Manager and its predecessors
                                                   since June 1995. Ms. Manna is also a
                                                   Vice President of Reich & Tang
                                                   Services, Inc. and Reich & Tang
                                                   Distributors, Inc.
------------------- ------------- ---------------- --------------------------------------- ------------------ ------------


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)
===============================================================================


                           Directors and Officers Information (continued)
                                                          October 31, 2007(1)
------------------- ------------- ---------------- ------------------------------------- -------------------- ------------

------------------  Position(s)   Term of Office         Principal Occupation(s)              Number of           Other
Name, Address(2),    Held with     and Length of               During Past                  Portfolios in     Directorships
     and Age            Fund      Time Served(3)                 5 Years                    Fund Complex         held by
                                                                                             Overseen by        Director
                                                                                              Director
------------------- ------------- ---------------- ------------------------------------- -------------------- ------------
-------------------------------------- ------------ --------------- ----------------- ---------------- -------------------

Interested Directors/Officers (Continued):
------------------- ------------- ---------------- ------------------------------------- -------------------- ------------
Dana E. Messina,        Vice        Since 1982     Executive Vice President of RTAM,             N/A              N/A
Age 51               President                     LLC.  Associated with RTAM, LLC
                                                   since 1980.  Ms. Messina is also
                                                   Vice President of eight other funds
                                                   in the Reich & Tang Fund Complex.
                                                   Ms. Messina also serves as
                                                   Executive Vice President of Reich &
                                                   Tang Distributors, Inc.
------------------- ------------- ---------------- ------------------------------------- -------------------- ------------
------------------- ------------- ---------------- ------------------------------------- -------------------- ------------
Anthony Pace,        Treasurer      Since 2004     Vice President of RTAM, LLC since             N/A              N/A
Age 42                  and                        September 2004.  Mr. Pace was a
                     Assistant                     Director of a Client Service Group
                     Secretary                     at GlobeOp Financial Services, Inc.
                                                   from May 2002 to August 2004 and
                                                   Controller/Director of Mutual Fund
                                                   Administration for Smith Barney
                                                   Funds Management LLC and Salomon
                                                   Brothers Asset Management Inc. from
                                                   1998 to May 2002.  Mr. Pace is also
                                                   Treasurer and Assistant Secretary
                                                   of eleven other funds in the Reich
                                                   & Tang Fund Complex.
------------------- ------------- ---------------- ------------------------------------- -------------------- ------------
------------------- ------------- ---------------- ------------------------------------- -------------------- ------------
Robert Rickard,         Vice        Since 2007     Senior Vice President of the                  N/A              N/A
Age 38               President                     Manager. Associated with the
                                                   Manager since December 1991. Mr.
                                                   Rickard is also Vice President of
                                                   eleven other funds in the Reich &
                                                   Tang Fund Complex.
------------------- ------------- ---------------- ------------------------------------- -------------------- ------------


(1) The Statement of Additional Information includes additional information about Daily Tax Free Income Fund, Inc. (the "Fund") directors/officers and is available, without charge, upon request by calling the Fund's transfer agent at (800) 433-1918.
(2) The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.
(3) Each Director  will hold office for an indefinite term until the earliest of
    (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's Articles of Incorporation, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his\her successor is elected and qualifies.
(4) Steven W. Duff is deemed an interested person of the Fund due to his affiliation with Reich & Tang Asset Management, LLC, the Fund's investment advisor.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------



                                                              DAILY
                                                              TAX FREE
------------------------------------------------------        INCOME
This report is submitted for the general  information         FUND, INC.
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------


Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020


Custodian
     The Bank of New York
     2 Hanson Place, 7th Floor,                        Annual Report
     Brooklyn, New York 11217                        October 31, 2007

Transfer Agent &
   Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020




DTF10/07SA


-------------------------------------------------------------------------------

ITEM 2: CODE OF ETHICS

The registrant has adopted a Code of Ethics applicable to its Principal Executive and Senior Financial Officers.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board of Directors has determined that there is an audit committee financial expert serving on its audit committee, Edward A. Kuczmarski, who is "independent," as defined in the instructions to this Item.

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES


                                    FYE 10/31/2007                     FYE 10/31/2006

4(a)     Audit Fees                 $37,500                               $35,000
4(b)     Audit Related Fees         $     0                               $     0
4(c)     Tax Fees                   $ 3,750                               $ 3,750
4(d)     All Other Fees             $     0                               $     0

4(e)(1) The audit committee has adopted pre-approval policies and procedures whereby the audit committee has pre-approved the provision of certain enumerated tax services to the registrant by the registrant's principal accountant to the extent the fee is less than $5,000 per occurrence.

4(e)(2) None

4(f) Not applicable.

4(g) $3,750 and $54,560, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended October 31, 2007. $3,750 and $49,500, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended October 31, 2006.

4(h) The registrant's audit committee has considered whether its principal accountant's provision of non-audit services that were rendered to the registrant's investment adviser, and any control persons of the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

ITEM 5:  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6:  SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated  issuers is included under
Item 1.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9:  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

ITEM 10: CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 11: EXHIBITS

(a)(1)   Code of Ethics.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Daily Tax Free Income Fund, Inc.

 By (Signature and Title)*          /s/ Christine Manna
                                    -------------------
                                        Christine Manna, Secretary

Date: January 3, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Steven W. Duff
                                    ------------------
                                        Steven W. Duff, President
Date: January 3, 2008

By (Signature and Title)*           /s/ Anthony Pace
                                    -----------------
                                        Anthony Pace, Treasurer
Date: January 3, 2008

* Print the name and title of each signing officer under his or her signature.